Restricted Net Assets - Schedule of Condensed Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
ASSETS:
Investment in subsidiaries		$ 8,414,289	$ 9,376,988
TOTAL ASSETS		8,414,289	9,376,988
Due to a subsidiary		12,226,342	12,226,342
TOTAL LIABILITIES		12,226,342	12,226,342
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 20,000,000 and 20,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively.*	[1]	2,000	2,000
Additional paid-in capital	[1]	777,992	777,992
Accumulated Deficit		(4,316,467)	(3,383,846)
Accumulated other comprehensive loss		(275,578)	(245,500)
Total shareholders’ (Deficit) equity		(3,812,053)	(2,849,354)
Total liabilities and shareholders’ (deficit) equity		$ 8,414,289	$ 9,376,988

[1]	Shares presented on a retroactive basis to reflect the reorganization.